Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2015, were as follows:

(millions)	Commitments
2016	$50.4
2017	47.8
2018	37.3
2019	24.7
2020	9.6
Thereafter	1.8
Total	$171.6

Expense Incurred for Leases	The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2015	$66.6
2014	63.4
2013	64.6